Unaudited Condensed Consolidated Balance Sheets (Parentheticals) - USD ($) $ in Thousands	Sep. 30, 2021	Mar. 31, 2021	Dec. 31, 2020	Mar. 31, 2020	Dec. 31, 2019
Accounts receivable net of allowance (in Dollars)	$ 296		$ 437		$ 650
Common stock par value (in Dollars per share)	$ 0.01		$ 0.01		$ 0.01
Common stock, shares authorized	1,000		1,000		1,000
Common stock, shares issued	500		500		500
Common stock, shares outstanding	500		500		500
NEWTOWN LANE MARKETING, INCORPORATED
Common stock par value (in Dollars per share)	$ 0.001	$ 0.001		$ 0.001
Common stock, shares authorized	100,000,000	100,000,000		100,000,000
Common stock, shares issued	14,643,740	14,643,740		13,757,550
Common stock, shares outstanding	14,643,740	14,643,740		13,757,550
Preferred stock, par value (in Dollars per share)	$ 0.001	$ 0.001		$ 0.001
Preferred stock, shares authorized	1,000,000	1,000,000		1,000,000
Preferred stock, shares issued
Preferred stock, shares outstanding